Taxation (Reconciliation between PRC Statutory CIT Rate and Company's Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TAXATION [Abstract]
Statutory EIT rate		(25.00%)		(25.00%)		(25.00%)
Effect of tax holidays		(10745.40%)		99.60%		25.40%
Effect of tax-exempt for parent company incorporated in Cayman Islands		7202.00%		(53.10%)		(5.30%)
Effect of change in valuation allowance		739.40%		(2.50%)		5.30%
Foreign withholding tax expense		64.60%	[1]	(1.30%)	[1]	(0.90%)	[1]
Effect of permanent difference from US entity using cost-plus method		1221.40%		(21.40%)		0.00%
Effect of permanent difference from taxable capital gain due to business acquisition under common control		1815.30%		0.00%		0.00%
Other permanent book-tax differences		252.00%		(0.30%)		(0.40%)
Effective income tax rate		524.30%		(4.00%)		(0.90%)
Term of reimbursement received	5 years
Total fixed monetary reimbursements	$ 2,300
United States [Member]
Income Tax [Line Items]
Withholding Tax Rate		30.00%

[1]	According to the American Depositary Receipt ("ADR") arrangements between the Company and Deutsche Bank Trust ("DB") in February 2011, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering ("IPO") over the five-year term as a return of using DB's services. Total fixed monetary reimbursements over the terms of this arrangement amounted to US$2,300. Total reimbursements are recognized evenly over the contract term in other income. The Company bears the 30% US tax on this US source income, which was withheld by Deutsche Bank upon payments.